INCOME TAXES (Non-deductible Expenses Incurred by Overseas Entities) (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
INCOME TAXES [Abstract]
Share-base compensation expenses	3.00%		5.00%		21.00%
Interest expense in convertible notes and term loan	1.50%		6.00%		26.00%
Loss arising from change in fair value in convertible notes	(2.00%)		8.00%		19.00%
Foreign exchange gain from monetary assets and liabilities denominated in foreign currencies	0.50%		(3.00%)		(0.10%)
Others	0.00%		1.00%		2.00%
Rate for non-deductible expenses incurred by overseas entities	3.00%	[1]	17.00%	[1]	68.00%	[1]

[1]	Non-deductible expenses recorded by the Company and its overseas subsidiaries, which registered in Cayman Islands, BVI and Mauritius that are not subject to income tax, primarily represents the following items: 2012 2013 2014 (i) share-based compensation expenses 21% 5% 3% (ii) interest expenses in convertible notes and term loan 26% 6% 1.5% (iii) loss arising from change in fair value in convertible notes 19% 8% (2)% (iv) foreign exchange gain from monetary assets and liabilities denominated in foreign currencies (0.1)% (3)% 0.5% (v) Others 2% 1% - Rate for non-deductible expenses incurred by overseas entities 68% 17% 3%